AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 158,223	$ 199,184
Prepaid insurance and expense	57,901	19,167
Total	$ 216,124	$ 218,351